Randy Legg
Assistant Vice President &
Assistant Counsel

May 5, 2005

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Rochester Fund Municipals (the "Registrant")
            Reg. No. 33-3692; File No. 811-3614
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the Prospectus and Statement of Additional  Information of
the  Registrant,  dated  April 29,  2005,  no changes  were made to the  Prospectus  and the
Statement of  Additional  Information  contained in  Post-Effective  Amendment No. 30 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on April 28, 2005.

Very truly yours,

/s/ Randy Legg
---------------------------
Randy Legg
(303) 768-1026

Attachments

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond

365_coverletter_497(j)(may05).doc